Expense Example - International Defensive Style Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	56	196	348	790	82	277	489	1,099	46	166	297	680